Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	400,000,000	5,000,000	5,000,000
Common shares, shares issued	2,107,750	0	0
Common shares, shares outstanding	2,107,750	0	0